Contract Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract Liabilities
21.	CONTRACT LIABILITIES

	January 1, 2018*	December 31, 2018
	RMB	RMB
Third parties	62,001	55,638
China Telecom Group	174	145

	62,175	55,783

*	The amounts in this column are after the adjustments from the application of IFRS 9 and 15.

Majority of contract liabilities as of January 1, 2018 was recognized as operating revenues for the year ended December 31, 2018.